Condensed Consolidated Statements of Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Preferred Stock Series A Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock	Common Stock Series A Preferred Stock	Common Stock Series B Preferred Stock	Common Stock	Additional Paid-in Capital Series A Preferred Stock	Additional Paid-in Capital Series B Preferred Stock	Additional Paid-in Capital	Accumulated Deficit Series A Preferred Stock	Accumulated Deficit Series B Preferred Stock	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Series A Preferred Stock	Accumulated Other Comprehensive Income (Loss) Series B Preferred Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests Series A Preferred Stock	Noncontrolling Interests Series B Preferred Stock	Noncontrolling Interests	Series A Preferred Stock	Series B Preferred Stock	Total
Balance at Dec. 31, 2022						$ 3			$ 494,201			$ (45,220)			$ (2,470)			$ 59,379			$ 505,893
Balance (in Shares) at Dec. 31, 2022			4,545			28,523,764
Common stock forfeited									(69,479)												(69,479)
Common stock forfeited (in Shares)						(2,174,608)
Shares issued for acquisitions									2,111												2,111
Shares issued for acquisitions (in Shares)						51,952
Remeasurement of Lingo redeemable minority interest									(6,283)												(6,283)
Common stock issued, net of offering costs									114,507												114,507
Common stock issued, net of offering costs (in Shares)						2,090,909
Preferred stock issued									467												467
Preferred stock issued (in Shares)			18
Vesting of restricted stock and other, net of shares withheld for employer taxes									(7,591)												(7,591)
Vesting of restricted stock and other, net of shares withheld for employer taxes (in Shares)						1,445,050
Share based payments									44,278												44,278
Share based payments in equity of subsidiary									216												216
Vesting of shares in equity of subsidiary									(257)									257
Dividends on common stock, net of forfeitures												(126,104)									(126,104)
Dividends on preferred stock												(8,057)									(8,057)
Net income (loss)												(99,910)						(5,575)			(105,485)
Remeasurement of B. Riley Principal 250 Merger Corporations subsidiary temporary equity												(1,994)									(1,994)
Distributions to noncontrolling interests																		(8,497)			(8,497)
Contributions from noncontrolling interests																		5,592			5,592
Acquisition of noncontrolling interests																		16,433			16,433
Other																		860			860
Other comprehensive loss															2,699						2,699
Balance at Dec. 31, 2023						$ 3			572,170			(281,285)			229			68,449			359,566
Balance (in Shares) at Dec. 31, 2023			4,563			29,937,067
Vesting of restricted stock and other, net of shares withheld for employer taxes									(3,136)												(3,136)
Vesting of restricted stock and other, net of shares withheld for employer taxes (in Shares)						325,961
Common stock issued upon exercise of warrants									653												653
Common stock issued upon exercise of warrants (in Shares)						200,000
Common stock issued in extinguishment of senior notes									1,011												1,011
Common stock issued in extinguishment of senior notes (in Shares)						36,903
Share based payments									17,381												17,381
Share based payments in equity of subsidiary									106												106
Vesting of shares in equity of subsidiary									(137)									137
Dividends on common stock, net of forfeitures												(30,232)									(30,232)
Dividends on preferred stock										$ (3,654)	$ (2,391)								$ (3,654)	$ (2,391)
Net income (loss)												(767,166)						(2,167)			(769,333)
Distributions to noncontrolling interests																		(2,921)			(2,921)
Contributions from noncontrolling interests																		3,213			3,213
Acquisition of noncontrolling interests																		4,650			4,650
Other comprehensive loss															(1,135)						(1,135)
Balance at Sep. 30, 2024						$ 3			588,048			(1,084,728)			(906)			71,361			(426,222)
Balance (in Shares) at Sep. 30, 2024			4,563			30,499,931
Balance at Dec. 31, 2023						$ 3			572,170			(281,285)			229			68,449			359,566
Balance (in Shares) at Dec. 31, 2023			4,563			29,937,067
Vesting of restricted stock and other, net of shares withheld for employer taxes									(3,218)												(3,218)
Vesting of restricted stock and other, net of shares withheld for employer taxes (in Shares)						325,961
Common stock issued upon exercise of warrants									653												653
Common stock issued upon exercise of warrants (in Shares)						200,000
Common stock issued in extinguishment of senior notes									1,011												1,011
Common stock issued in extinguishment of senior notes (in Shares)						36,903
Share based payments									18,774												18,774
Share based payments in equity of subsidiary									140												140
Vesting of shares in equity of subsidiary									(143)									143
Dividends on common stock, net of forfeitures												(17,377)									(17,377)
Dividends on preferred stock												(8,060)									(8,060)
Net income (loss)												(764,274)						(10,665)			(774,939)
Distributions to noncontrolling interests																		(9,119)			(9,119)
Contributions from noncontrolling interests																		3,947			3,947
Acquisition of noncontrolling interests																		4,650			4,650
Disposition of noncontrolling interests																		(25,246)			(25,246)
Other comprehensive loss															(6,798)						(6,798)
Balance at Dec. 31, 2024						$ 3			589,387			(1,070,996)			(6,569)			32,159			(456,016)
Balance (in Shares) at Dec. 31, 2024			4,563			30,499,931
Balance at Jun. 30, 2024						$ 3			585,493			(798,945)			(4,887)			75,233			(143,103)
Balance (in Shares) at Jun. 30, 2024			4,563			30,499,931
Share based payments									2,658												2,658
Share based payments in equity of subsidiary									34												34
Vesting of shares in equity of subsidiary									(137)									137
Dividends on common stock, net of forfeitures												629									629
Dividends on preferred stock										$ (1,218)	$ (797)								$ (1,218)	$ (797)
Net income (loss)												(284,397)						(3,201)			(287,598)
Distributions to noncontrolling interests																		(1,064)			(1,064)
Contributions from noncontrolling interests																		256			256
Other comprehensive loss															3,981						3,981
Balance at Sep. 30, 2024						$ 3			588,048			(1,084,728)			(906)			71,361			(426,222)
Balance (in Shares) at Sep. 30, 2024			4,563			30,499,931
Balance at Dec. 31, 2024						$ 3			589,387			(1,070,996)			(6,569)			32,159			(456,016)
Balance (in Shares) at Dec. 31, 2024			4,563			30,499,931
Common stock issued in connection with employment agreement									295												295
Common stock issued in connection with employment agreement (in Shares)						100,000
RSU equity awards reclassified to liability									(2,138)												(2,138)
Common stock forfeited
Common stock forfeited (in Shares)						(2,865)
Warrants issued									1,848												1,848
Share based payments									6,976												6,976
Share based payments in equity of subsidiary									23									2,421			2,444
Vesting of shares in equity of subsidiary									(71)												(71)
Dividend forfeitures on unvested equity awards												288									288
Net income (loss)												220,579						(594)			219,985
Distributions to noncontrolling interests																		(3,604)			(3,604)
Common stock issuance in equity of subsidiary																		1,575			1,575
Disposition from sale and deconsolidation of businesses																		2,918			2,918
Initial consolidation of VIE																		12,494			12,494
Other comprehensive loss															(85)						(85)
Balance at Sep. 30, 2025						$ 3			596,320			(850,129)			(6,654)			47,369			(213,091)
Balance (in Shares) at Sep. 30, 2025			4,563			30,597,066
Balance at Jun. 30, 2025						$ 3			595,432			(941,243)			(5,898)			42,403			(309,303)
Balance (in Shares) at Jun. 30, 2025			4,563			30,597,066
Warrants issued									248												248
Share based payments									640												640
Share based payments in equity of subsidiary																		851			851
Dividend forfeitures on unvested equity awards												31									31
Net income (loss)												91,083						4,470			95,553
Distributions to noncontrolling interests																		(355)			(355)
Other comprehensive loss															(756)						(756)
Balance at Sep. 30, 2025						$ 3			$ 596,320			$ (850,129)			$ (6,654)			$ 47,369			$ (213,091)
Balance (in Shares) at Sep. 30, 2025			4,563			30,597,066